Shareholder Report, Line Graph (Details) 191990_Carillon Chartwell Short Duration High Yield Fund_Class A_TSR Annual {Class A} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Accumulated Value	$ 10,061	$ 9,621	$ 10,739
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,458	10,000	$ 11,222
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Accumulated Value	10,539	10,000	$ 11,300
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	$ 10,454	$ 10,000	$ 11,182